DEFERRED FINANCING COSTS (Tables)	12 Months Ended
Dec. 31, 2012
DEFERRED FINANCING COSTS [Abstract]
Schedule of Deferred Financing Costs, Net	Deferred financing costs are as follows:
	December 31,
	2012	2011

Deferred financing costs	$650	$650
Less: accumulated amortization	527	202
Deferred financing costs, net	$123	$448